Loss Per Common Share (Detail Textuals) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
ESOP shares that have not been committed to be released	0.4	0.4	0.6	0.6